Share-based compensation (Options Granted to Non-employee) (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 11, 2007 Non Employee Consultant [Member]	Aug. 11, 2007 Employees of Jiantou Xinyuan [Member]	Aug. 11, 2007 Employees of Jiantou Xinyuan [Member] Minimum [Member]	Aug. 11, 2007 Employees of Jiantou Xinyuan [Member] Maximum [Member]	Aug. 11, 2007 Employees of Jiantou Xinyuan, Two [Member]
Share-based Goods and Nonemployee Services Transaction [Line Items]
Number of shares approved for issuance through exercise of options				333,333	343,788			52,004
Option exercise price				0.0001		0.0001	2.50
Vesting period						40 months	60 months	36 months
Compensation cost to non-employees	$ 0	$ 55,944	$ 78,729